Short Term Borrowings (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2014 PRC Commercial Bank USD ($)	Dec. 31, 2014 PRC Commercial Bank CNY
Short-term loan balance	$ 35,953,500	220,000,000
Bank deposits as collateral	38,290,478		0	38,290,478	234,300,000
Term of the loan	12 months
Interest rate (as a percent)	6.50%
Interest expense accrued	$ 6,416